14. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Subsequent the year end the Company closed private placements for a total of 1,811,000 units for an aggregate total offering of $169,990. Each unit consisted of one share of common stock of the Company and one Class A Warrant exercisable beginning on the one year anniversary date of the placement, for one share of common stock for a period of four years and expiring in 2019.

In March 2015 the Company advanced an additional $17,047 (Canadian $21,500) to a related party under the short term note agreements referenced in Note 4 to these financial statements.